CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Loss and comprehensive loss	$ (2,856,160)	$ (2,661,589)
ITEMS NOT AFFECTING CASH
Share-based payments	574,974	319,103
Unrealized loss on marketable securities	33,500	168,800
Cash flows from (used in) operations before changes in working capital	608,474	487,903
Change in non-cash working capital items	120,156	(110,544)
OPERATING ACTIVITIES	(2,127,530)	(2,284,230)
FINANCING ACTIVITIES
Private placement proceeds	3,340,826	0
Private placement issuance costs	(152,825)	0
Exercise of stock options	732,500	1,433,333
FINANCING ACTIVITIES	3,920,501	1,433,333
INVESTING ACTIVITIES
Redemption of short-term investments	2,186,861	2,413,139
Mineral property expenditures	(1,348,817)	(1,778,562)
INVESTING ACTIVITIES	838,044	634,577
CHANGE IN CASH AND CASH EQUIVALENTS	2,631,015	(216,320)
Cash and cash equivalents Beginning	395,370	611,690
CASH AND CASH EQUIVALENTS - ENDING	$ 3,026,385	$ 395,370